Lease (Tables)	6 Months Ended
Apr. 30, 2026
Lease [Abstract]
Schedule of Group’s Leases

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	April 30,	October 31,
	2026	2025
Operating lease right-of-use assets	$471,908	$571,547
Operating lease liabilities	$487,869	$586,858

Weighted-average remaining term and discount rate related to leases were as follows:

	April 30,	October 31,
	2026	2025
Weighted-average remaining term
Operating lease	1.33	1.88
Weighted-average discount rate
Operating lease	3.50%	3.50%